Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 42.1%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	141,704	$1,375,945
Guggenheim Strategy Fund II1	56,518	1,368,309
Total Mutual Funds
(Cost $2,822,291)		2,744,254

	Face Amount
U.S. TREASURY BILLS†† - 4.6%
U.S. Treasury Bills
3.36% due 04/11/23[2,3]	$300,000	299,695
Total U.S. Treasury Bills
(Cost $299,700)		299,695

REPURCHASE AGREEMENTS††,4 - 44.0%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	1,602,851	1,602,851
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	633,259	633,259
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	633,259	633,259
Total Repurchase Agreements
(Cost $2,869,369)		2,869,369
Total Investments - 90.7%
(Cost $5,991,360)		$5,913,318
Other Assets & Liabilities, net - 9.3%		603,273
Total Net Assets - 100.0%		$6,516,591

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	46	Apr 2023	$6,596,113	$(14,125)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,744,254	$—	$—	$2,744,254
U.S. Treasury Bills	—	299,695	—	299,695
Repurchase Agreements	—	2,869,369	—	2,869,369
Total Assets	$2,744,254	$3,169,064	$—	$5,913,318

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$14,125	$—	$—	$14,125

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,358,701	$–	$–	$–	$9,608	$1,368,309	56,518	$16,946
Guggenheim Ultra Short Duration Fund — Institutional Class	1,366,026	–	–	–	9,919	1,375,945	141,704	16,700
	$2,724,727	$–	$–	$–	$19,527	$2,744,254		$33,646

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MUTUAL FUNDS† - 37.0%
Guggenheim Strategy Fund III[1]	235,195	$5,703,484
Guggenheim Strategy Fund II1	166,856	4,039,581
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	257,497	2,500,293
Total Mutual Funds
(Cost $12,548,782)		12,243,358

	Face Amount
U.S. TREASURY BILLS†† - 17.2%
U.S. Treasury Bills
3.36% due 04/11/23[2,3]	$5,716,000	5,710,182
Total U.S. Treasury Bills
(Cost $5,710,284)		5,710,182

REPURCHASE AGREEMENTS††,4 - 45.4%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23	8,392,852	8,392,852
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23	3,315,874	3,315,874
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23	3,315,874	3,315,874
Total Repurchase Agreements
(Cost $15,024,600)		15,024,600
Total Investments - 99.6%
(Cost $33,283,666)		$32,978,140
Other Assets & Liabilities, net - 0.4%		138,617
Total Net Assets - 100.0%		$33,116,757

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
FTSE 100 Index Futures Contracts	22	Jun 2023	$2,075,095	$78,582
S&P 500 Index Mini Futures Contracts	14	Jun 2023	2,896,425	61,744
NASDAQ-100 Index Mini Futures Contracts	10	Jun 2023	2,660,150	61,344
Tokyo Stock Price Index Futures Contracts	14	Jun 2023	2,126,916	59,522
Nikkei 225 (OSE) Index Futures Contracts	7	Jun 2023	1,487,365	47,320
Euro STOXX 50 Index Futures Contracts	20	Jun 2023	925,681	45,583
Dow Jones Industrial Average Index Mini Futures Contracts	22	Jun 2023	3,680,380	38,079
MSCI EAFE Index Futures Contracts	8	Jun 2023	838,520	35,431
DAX Index Futures Contracts	3	Jun 2023	1,286,400	30,197
Russell 2000 Index Mini Futures Contracts	18	Jun 2023	1,632,060	27,928
CAC 40 10 Euro Index Futures Contracts	12	Apr 2023	956,927	20,095
Amsterdam Index Futures Contracts	4	Apr 2023	657,654	18,792
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2023	506,000	13,716
FTSE Taiwan Index Futures Contracts	7	Apr 2023	389,620	2,699
OMX Stockholm 30 Index Futures Contracts††	3	Apr 2023	64,331	1,389
FTSE/JSE TOP 40 Index Futures Contracts††	1	Jun 2023	40,012	(6)
FTSE MIB Index Futures Contracts	1	Jun 2023	144,787	(580)
IBEX 35 Index Futures Contracts††	11	Apr 2023	1,097,401	(1,035)
SPI 200 Index Futures Contracts	2	Jun 2023	241,909	(3,695)
CBOE Volatility Index Futures Contracts	26	Aug 2023	616,200	(10,664)
CBOE Volatility Index Futures Contracts	37	Sep 2023	888,000	(11,871)
			$25,211,833	$514,570

Commodity Futures Contracts Purchased†
Cocoa Futures Contracts	73	May 2023	$2,139,630	$153,072
Sugar #11 Futures Contracts	11	Apr 2023	274,736	27,676
Cattle Feeder Futures Contracts	11	May 2023	1,128,600	24,395

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Corn Futures Contracts	26	May 2023	$856,050	$22,391
Gasoline RBOB Futures Contracts	6	Apr 2023	676,116	17,681
Soybean Oil Futures Contracts	30	Dec 2023	978,120	16,142
ECX Emission Futures Contracts	2	Dec 2023	199,479	13,542
Live Cattle Futures Contracts	9	Jun 2023	583,380	7,451
Gold 100 oz. Futures Contracts	3	Jun 2023	596,520	5,756
Natural Gas Futures Contracts	8	Apr 2023	175,520	5,400
Soybean Futures Contracts	2	May 2023	150,500	5,069
NY Harbor ULSD Futures Contracts	1	Apr 2023	109,721	4,445
Soybean Meal Futures Contracts	25	Dec 2023	1,043,000	2,831
Copper Futures Contracts	12	May 2023	1,224,750	2,188
Silver Futures Contracts	2	May 2023	242,100	594
LME Lead Futures Contracts	1	May 2023	52,636	377
SGX Iron Ore 62% Futures Contracts	9	May 2023	112,788	360
Coffee 'C' Futures Contracts	3	May 2023	191,813	166
WTI Crude Futures Contracts	1	May 2023	75,570	(93)
LME Tin Futures Contracts	3	May 2023	388,140	(115)
Brent Crude Futures Contracts	3	Jun 2023	239,370	(285)
Oat Futures Contracts	21	Jul 2023	381,413	(1,314)
Soybean Futures Contracts	24	Nov 2023	1,582,800	(4,427)
Soybean Meal Futures Contracts	36	May 2023	1,673,280	(4,633)
Corn Futures Contracts	44	Sep 2023	1,269,950	(6,609)
Low Sulphur Gas Oil Futures Contracts	13	May 2023	984,425	(8,871)
			$17,330,407	$283,189

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	149	Jun 2023	$4,073,660	$34,722
Japanese Yen Futures Contracts	12	Jun 2023	1,142,775	20,682
British Pound Futures Contracts	9	Jun 2023	695,081	17,962
New Zealand Dollar Futures Contracts	27	Jun 2023	1,688,580	12,679
Euro FX Futures Contracts	3	Jun 2023	408,544	3,952
Canadian Dollar Futures Contracts	4	Jun 2023	296,300	1,056
Swiss Franc Futures Contracts	2	Jun 2023	275,588	370
			$8,580,528	$91,423

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	19	Jun 2023	$1,568,427	$24,730
Euro - OATS Futures Contracts	3	Jun 2023	424,856	14,530
U.S. Treasury Ultra Long Bond Futures Contracts	5	Jun 2023	708,125	6,707
Euro - BTP Italian Government Bond Futures Contracts††	3	Jun 2023	376,750	3,149
U.S. Treasury Long Bond Futures Contracts	3	Jun 2023	394,031	2,741
Euro - Bund Futures Contracts	1	Jun 2023	147,673	957
Canadian Government 10 Year Bond Futures Contracts	1	Jun 2023	93,271	220
			$3,713,133	$53,034

Commodity Futures Contracts Sold Short†
Euro - Rapeseed Futures Contracts	28	Apr 2023	$722,632	$115,541
Euro - Mill Wheat Futures Contracts	62	May 2023	876,994	90,688
Lean Hogs Futures Contracts	27	Jun 2023	987,660	86,632
Canadian Canola (WCE) Futures Contracts	110	May 2023	1,250,355	86,340
Wheat Futures Contracts	20	May 2023	692,000	77,634
Soybean Futures Contracts	18	Jul 2023	1,327,950	26,013
CME Random Length Lumber Futures Contracts	18	May 2023	733,986	23,751
Corn Futures Contracts	28	Jul 2023	889,000	22,466
Natural Gas Futures Contracts	20	Apr 2023	438,800	17,469
Soybean Meal Futures Contracts	16	Jul 2023	735,520	9,072
LME Zinc Futures Contracts	23	May 2023	1,675,838	8,700
Natural Gas Futures Contracts	22	Jun 2023	595,540	4,360

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Gold 100 oz. Futures Contracts	3	Jun 2023	$596,520	$2,284
CME Nonfat Dry Milk Futures Contracts	2	May 2023	103,400	1,249
LME Nickel Futures Contracts	1	May 2023	142,500	1,071
Live Cattle Futures Contracts	1	Jun 2023	64,820	23
WTI Crude Futures Contracts	1	Apr 2023	75,570	(699)
Hard Red Winter Wheat Futures Contracts	12	May 2023	526,350	(8,683)
Palladium Futures Contracts	3	Jun 2023	439,200	(12,808)
Red Spring Wheat Futures Contracts	24	May 2023	1,075,200	(15,675)
ICE Endex Dutch TTF Natural Gas Futures Contracts	5	Apr 2023	187,473	(15,957)
LME Primary Aluminum Futures Contracts	20	May 2023	1,196,875	(16,357)
Soybean Oil Futures Contracts	25	May 2023	838,500	(17,729)
Phelix DE Base Q Futures Contracts	1	Jun 2023	320,408	(18,212)
Cotton #2 Futures Contracts	10	May 2023	414,150	(18,600)
Soybean Futures Contracts	17	May 2023	1,279,250	(20,021)
Live Cattle Futures Contracts	19	Oct 2023	1,257,040	(25,432)
Sugar #11 Futures Contracts	47	Apr 2023	1,173,872	(30,917)
UK Natural Gas Futures Contracts	5	Apr 2023	225,701	(34,716)
			$20,843,104	$337,487

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	33	Apr 2023	$686,400	$52,328
SPI 200 Index Futures Contracts	3	Jun 2023	362,864	(11,348)
S&P/TSX 60 IX Index Futures Contracts	5	Jun 2023	894,369	(22,483)
			$1,943,633	$18,497

Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	43	Jun 2023	$4,094,944	$11,850
Australian Dollar Futures Contracts	18	Jun 2023	1,206,720	8,725
Euro FX Futures Contracts	4	Jun 2023	544,725	(9,006)
Canadian Dollar Futures Contracts	14	Jun 2023	1,037,050	(10,020)
British Pound Futures Contracts	24	Jun 2023	1,853,550	(15,879)
Swiss Franc Futures Contracts	23	Jun 2023	3,169,256	(57,842)
			$11,906,245	$(72,172)

Interest Rate Futures Contracts Sold Short†
Australian Government 3 Year Bond Futures Contracts	35	Jun 2023	$2,550,816	$2,875
Euro – 30 year Bond Futures Contracts	1	Jun 2023	153,651	(836)
Long Gilt Futures Contracts††	21	Jun 2023	2,696,732	(2,736)
U.S. Treasury Long Bond Futures Contracts	1	Jun 2023	131,344	(6,153)
U.S. Treasury 10 Year Note Futures Contracts	9	Jun 2023	1,035,422	(13,612)
U.S. Treasury 5 Year Note Futures Contracts	23	Jun 2023	2,521,914	(14,423)
Euro – Bobl Futures Contracts	12	Jun 2023	1,536,812	(33,078)
Canadian Government 10 Year Bond Futures Contracts	17	Jun 2023	1,585,603	(35,199)
Euro – Schatz Futures Contracts	41	Jun 2023	4,703,412	(38,512)
U.S. Treasury 2 Year Note Futures Contracts	58	Jun 2023	11,982,891	(47,687)
Euro – Bund Futures Contracts	13	Jun 2023	1,919,746	(54,752)
			$30,818,343	$(244,113)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

CME — Chicago Mercantile Exchange

ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$12,243,358	$—	$—	$12,243,358
U.S. Treasury Bills	—	5,710,182	—	5,710,182
Repurchase Agreements	—	15,024,600	—	15,024,600
Commodity Futures Contracts**	882,829	—	—	882,829
Equity Futures Contracts**	593,360	1,389	—	594,749
Currency Futures Contracts**	111,998	—	—	111,998
Interest Rate Futures Contracts**	52,760	3,149	—	55,909
Total Assets	$13,884,305	$20,739,320	$—	$34,623,625

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$262,153	$—	$—	$262,153
Interest Rate Futures Contracts**	244,252	2,736	—	246,988
Currency Futures Contracts**	92,747	—	—	92,747
Equity Futures Contracts**	60,641	1,041	—	61,682
Total Liabilities	$659,793	$3,777	$—	$663,570

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$4,011,215	$–	$1	$–	$28,365	$4,039,581	166,856	$50,030
Guggenheim Strategy Fund III	5,658,797	–	–	–	44,687	5,703,484	235,195	69,966
Guggenheim Ultra Short Duration Fund — Institutional Class	2,482,268	–	–	–	18,025	2,500,293	257,497	30,346
	$12,152,280	$–	$1	$–	$91,077	$12,243,358		$150,342

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
COMMON STOCKS† - 27.0%
Technology - 7.7%
Activision Blizzard, Inc.[1]	19,598	$1,677,393
VMware, Inc. — Class A*,1	12,600	1,573,110
ForgeRock, Inc. — Class A*	65,591	1,351,174
Tower Semiconductor Ltd.*,1	22,123	939,564
Sumo Logic, Inc.*	55,116	660,290
Qualtrics International, Inc. — Class A*	36,508	650,938
Cvent Holding Corp.*	74,286	621,036
Total Technology		7,473,505
Consumer, Non-cyclical - 6.9%
Horizon Therapeutics plc*	14,874	1,623,349
MoneyGram International, Inc.*,1	150,982	1,573,238
Cardiovascular Systems, Inc.*	65,828	1,307,344
Oak Street Health, Inc.*	32,259	1,247,778
NuVasive, Inc.*	14,543	600,771
Seagen, Inc.*	1,594	322,737
VTRS*,†††	31,686	–
Total Consumer, Non-cyclical		6,675,217
Financial - 4.5%
First Horizon Corp.[1]	72,786	1,294,135
Indus Realty Trust, Inc. REIT	18,308	1,213,637
Radius Global Infrastructure, Inc. — Class A*	66,769	979,501
Focus Financial Partners, Inc. — Class A*	12,608	653,977
Argo Group International Holdings Ltd.	5,511	161,417
Total Financial		4,302,667
Consumer, Cyclical - 3.5%
Spirit Airlines, Inc.[1]	59,579	1,022,971
TravelCenters of America, Inc.*	7,760	671,240
Univar Solutions, Inc.*	18,233	638,702
iRobot Corp.*,1	12,316	537,470
Kimball International, Inc. — Class B	39,487	489,639
Total Consumer, Cyclical		3,360,022
Communications - 1.8%
Maxar Technologies, Inc.	22,238	1,135,472
TEGNA, Inc.	37,541	634,819
Total Communications		1,770,291
Industrial - 1.8%
Evoqua Water Technologies Corp.*	26,277	1,306,492
Atlas Technical Consultants, Inc.*	36,120	440,303
Total Industrial		1,746,795
Basic Materials - 0.8%
Diversey Holdings Ltd.*	99,422	804,324
Total Common Stocks
(Cost $26,766,460)		26,132,821

RIGHTS† - 0.0%
Financial - 0.0%
CBRE Global Real Estate Income Fund*	1,910	59
Consumer, Non-cyclical - 0.0%
Lantheus Holdings, Inc.*,†††	42,000	–
Alexion Pharmaceuticals, Inc.*,†††	34,843	–
Johnson & Johnson *,†††	3,841	–
Total Consumer, Non-cyclical		–
Total Rights
(Cost $1)		59

MUTUAL FUNDS† - 15.5%
Guggenheim Ultra Short Duration Fund — Institutional Class[2]	674,462	6,549,029
Guggenheim Strategy Fund II2	269,618	6,527,454
Guggenheim Strategy Fund III[2]	79,031	1,916,508
Total Mutual Funds
(Cost $15,386,814)		14,992,991

CLOSED-END FUNDS† - 7.5%
Nuveen New Jersey Quality Municipal Income Fund	16,485	193,039
Western Asset Inflation-Linked Opportunities & Income Fund	21,022	192,351
Nuveen Pennsylvania Quality Municipal Income Fund	16,659	190,412
Eaton Vance California Municipal Bond Fund	21,075	190,097
General American Investors Company, Inc.	4,746	184,667
Adams Diversified Equity Fund, Inc.	11,859	184,407
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	40,427	182,730
SRH Total Return Fund, Inc.	14,565	178,858
DWS Municipal Income Trust	19,082	169,830
Nuveen AMT-Free Quality Municipal Income Fund	14,961	166,366
MFS Municipal Income Trust	27,937	149,184
BlackRock California Municipal Income Trust	10,966	128,302
Aberdeen Total Dynamic Dividend Fund	15,221	122,986
Invesco Pennsylvania Value Municipal Income Trust	11,809	118,562
Gabelli Healthcare & WellnessRx Trust	11,488	115,914
Voya Infrastructure Industrials and Materials Fund	11,854	114,391
Nuveen New York Quality Municipal Income Fund	10,161	112,177
Gabelli Dividend & Income Trust	5,389	112,037
Highland Global Allocation Fund	12,177	110,080
LMP Capital and Income Fund, Inc.	8,371	102,210
Virtus Convertible & Income Fund II	32,128	96,384
Tekla Life Sciences Investors	6,294	87,675
MFS High Yield Municipal Trust	25,705	82,513
GAMCO Natural Resources Gold & Income Trust	14,353	74,492
Clough Global Equity Fund	10,717	64,945

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 7.5% (continued)
Tortoise Power and Energy Infrastructure Fund, Inc.	4,494	$57,748
Mexico Fund, Inc.	3,336	56,779
Ellsworth Growth and Income Fund Ltd.	6,996	56,738
Invesco Trust for Investment Grade New York Municipals	5,413	56,620
BlackRock MuniYield Pennsylvania Quality Fund	4,633	54,391
BlackRock Resources & Commodities Strategy Trust	5,529	52,747
DWS Strategic Municipal Income Trust	5,907	50,091
Neuberger Berman New York Municipal Fund, Inc.	4,685	45,070
Neuberger Berman California Municipal Fund, Inc.	4,001	44,491
Morgan Stanley Emerging Markets Debt Fund, Inc.	6,867	44,223
Federated Hermes Premier Municipal Income Fund	3,589	38,833
Eaton Vance California Municipal Income Trust	3,740	38,260
Korea Fund, Inc.	1,706	37,477
Western Asset Emerging Markets Debt Fund, Inc.	4,348	37,349
Nuveen Real Asset Income and Growth Fund	3,053	35,842
Nuveen Georgia Quality Municipal Income Fund	3,504	35,636
Swiss Helvetia Fund, Inc.	4,492	35,622
BNY Mellon Municipal Income, Inc.	5,480	35,565
Nuveen Credit Strategies Income Fund	6,444	32,929
abrdn Japan Equity Fund, Inc.	5,463	29,883
abrdn Global Dynamic Dividend	3,135	29,250
New Germany Fund, Inc.	3,107	28,243
Western Asset Intermediate Muni Fund, Inc.	3,517	27,808
MFS Investment Grade Municipal Trust	3,395	25,089
Nuveen Municipal High Income Opportunity Fund	2,107	22,756
Eaton Vance Municipal Bond Fund	2,161	22,474
BlackRock MuniYield Quality Fund III, Inc.	1,970	22,340
BlackRock Municipal Income Fund, Inc.	1,908	22,285
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	2,852	22,274
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,378	22,255
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,940	22,213
Nuveen New York AMT-Free Quality Municipal Income Fund	2,101	22,208
Nuveen Municipal Credit Income Fund	1,854	22,155
Nuveen Quality Municipal Income Fund	1,919	22,126
BlackRock MuniYield Quality Fund, Inc.	1,867	22,105
BlackRock Municipal 2030 Target Term Trust	1,016	22,068
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	2,727	22,034
BlackRock MuniHoldings California Quality Fund, Inc.	1,992	22,032
Invesco Value Municipal Income Trust	1,805	22,021
Nuveen California Quality Municipal Income Fund	1,994	21,954
Nuveen AMT-Free Municipal Credit Income Fund	1,860	21,911
BlackRock Enhanced International Dividend Trust	4,049	21,865
Tekla Healthcare Opportunities Fund	1,161	21,780
Tekla Healthcare Investors	1,227	21,657
BlackRock Enhanced Global Dividend Trust	2,179	21,637
BlackRock Floating Rate Income Strategies Fund, Inc.	1,848	21,622
KKR Income Opportunities Fund	1,960	21,521
Nuveen Floating Rate Income Fund/Closed-end Fund[3]	2,605	21,361
Nuveen Floating Rate Income Opportunity Fund	2,662	21,349
PGIM Global High Yield Fund, Inc.	1,937	21,249
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	1,167	21,193
BlackRock Municipal Income Trust	2,075	21,186
Saba Capital Income & Opportunities Fund	2,597	21,166
BlackRock Debt Strategies Fund, Inc.	2,222	21,131
BlackRock MuniHoldings Fund, Inc.	1,741	20,979
Nuveen Preferred & Income Opportunities Fund	3,183	20,944
Nuveen Preferred & Income Securities Fund	3,240	20,930
Invesco Advantage Municipal Income Trust II	2,340	20,849
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	1,157	20,641
Invesco Municipal Trust	2,056	20,395
PGIM High Yield Bond Fund, Inc.	1,666	20,325
Herzfeld Caribbean Basin Fund, Inc.	5,360	20,100
Nuveen California AMT-Free Quality Municipal Income Fund	1,722	20,044
BlackRock Municipal Income Trust II	1,862	19,979

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 7.5% (continued)
Invesco Quality Municipal Income Trust	1,993	$19,890
CBRE Global Real Estate Income Fund[3]	3,728	19,796
BNY Mellon Strategic Municipal Bond Fund, Inc.	3,254	19,557
BlackRock MuniYield Fund, Inc.	1,799	19,339
RiverNorth Opportunities Fund, Inc.	1,698	19,289
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	867	19,273
Nuveen Dow 30sm Dynamic Overwrite Fund	1,299	19,069
Invesco California Value Municipal Income Trust	1,837	18,682
BlackRock MuniVest Fund, Inc.	2,681	18,552
Western Asset High Income Opportunity Fund, Inc.	4,858	18,509
BlackRock MuniAssets Fund, Inc.	1,754	18,470
BlackRock Municipal Income Quality Trust	1,603	18,338
Allspring Income Opportunities	2,894	18,319
New America High Income Fund, Inc.	2,686	18,292
Eaton Vance Floating-Rate Income Trust	1,567	18,036
BNY Mellon Strategic Municipals, Inc.	2,885	18,002
Western Asset Managed Municipals Fund, Inc.	1,750	17,990
Pioneer Municipal High Income Fund Trust	2,015	17,913
Barings Global Short Duration High Yield Fund	1,377	17,763
Blackrock Investment Quality Municipal Trust, Inc.	1,458	17,598
Franklin Limited Duration Income Trust	2,840	17,551
BlackRock MuniYield New York Quality Fund, Inc.	1,728	17,539
Apollo Senior Floating Rate Fund, Inc.	1,375	17,366
Eaton Vance Senior Floating-Rate Trust	1,507	17,074
Apollo Tactical Income Fund, Inc.	1,397	16,932
BlackRock MuniYield Michigan Quality Fund, Inc.	1,513	16,930
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	1,449	16,794
Pioneer Floating Rate Fund, Inc.	1,890	16,443
BlackRock New York Municipal Income Trust	1,579	16,422
Nuveen Senior Income Fund	3,562	16,421
Gabelli Global Small and Mid Capital Value Trust	1,404	16,348
PIMCO California Municipal Income Fund II	2,628	16,294
BlackRock MuniHoldings New York Quality Fund, Inc.	1,528	16,258
Nuveen California Municipal Value Fund, Inc.	1,832	16,140
Miller/Howard High Dividend Fund	1,601	16,090
MFS Intermediate Income Trust	5,768	15,977
MFS Multimarket Income Trust	3,510	15,935
Pioneer High Income Fund, Inc.	2,398	15,899
Pioneer Municipal High Income Advantage Fund, Inc.	1,925	15,843
Putnam Premier Income Trust	4,450	15,842
Nuveen Real Estate Income Fund	2,119	15,829
Eaton Vance New York Municipal Bond Fund	1,627	15,814
abrdn Emerging Markets Equity	2,949	15,807
BlackRock MuniHoldings Quality Fund II, Inc.	1,572	15,783
BNY Mellon High Yield Strategies Fund	7,201	15,626
Eaton Vance Municipal Income 2028 Term Trust	871	15,495
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,928	15,347
Nuveen AMT-Free Municipal Value Fund	1,114	15,340
Western Asset Inflation - Linked Securities & Income Fund	1,767	15,285
Flaherty & Crumrine Total Return Fund, Inc.	1,026	15,082
Western Asset Municipal High Income Fund, Inc.	2,244	14,967
Royce Global Value Trust, Inc.	1,659	14,931
Nuveen Global High Income Fund	1,346	14,927
MFS High Income Municipal Trust	4,055	14,801
Nuveen Short Duration Credit Opportunities Fund	1,247	14,627
Western Asset Premier Bond Fund	1,434	14,627
Nuveen New York Municipal Value Fund	1,671	14,579
Neuberger Berman Real Estate Securities Income Fund, Inc.	4,727	14,559
BlackRock MuniVest Fund II, Inc.	1,326	14,255
Nuveen Ohio Quality Municipal Income Fund	1,114	14,159
MFS Government Markets Income Trust	4,289	14,154
John Hancock Income Securities Trust	1,294	14,131
Delaware Investments National Municipal Income Fund	1,324	14,127
European Equity Fund, Inc.	1,656	13,987
Western Asset Municipal Partners Fund, Inc.	1,150	13,915
John Hancock Investors Trust	1,080	13,705
Putnam Master Intermediate Income Trust	4,268	13,572
Allspring Utilities and High I	1,272	13,560

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 7.5% (continued)
Invesco High Income Trust II	1,275	$13,388
Nuveen Select Maturities Municipal Fund	1,438	13,273
Pioneer Diversified High Income Fund, Inc.	1,310	13,257
Nuveen Minnesota Quality Municipal Income Fund	1,088	13,165
Nuveen Arizona Quality Municipal Income Fund	1,151	13,006
First Trust Dynamic Europe Equity Income Fund	1,019	12,982
abrdn Australia Equity Fund In	2,955	12,972
PIMCO New York Municipal Income Fund II	1,678	12,971
DTF Tax-Free Income 2028 Term Fund, Inc.	1,169	12,950
Nuveen Massachusetts Quality Municipal Income Fund	1,216	12,938
PIMCO New York Municipal Income Fund III	1,998	12,907
Neuberger Berman Municipal Fund, Inc.	1,172	12,833
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	1,544	12,738
AllianceBernstein National Municipal Income Fund, Inc.	1,156	12,658
Principal Real Estate Income Fund	1,338	12,657
GAMCO Global Gold Natural Resources & Income Trust	3,446	12,613
John Hancock Tax-Advantaged Global Shareholder Yield Fund	2,561	12,575
Western Asset Investment Grade Income Fund, Inc.	1,052	12,561
Templeton Emerging Markets Fund/United States	1,068	12,496
Nuveen Intermediate Duration Municipal Term Fund††	955	12,415
Voya Emerging Markets High Dividend Equity Fund	2,310	12,405
First Trust Aberdeen Global Opportunity Income Fund	2,070	12,399
BlackRock MuniYield Quality Fund II, Inc.	1,190	12,340
Insight Select Income Fund	774	12,291
Voya Asia Pacific High Dividend Equity Income Fund	1,913	12,262
Eaton Vance Municipal Income Trust	1,210	12,257
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	1,483	12,250
Lazard Global Total Return and Income Fund, Inc.	792	12,221
Gabelli Global Utility & Income Trust	833	12,220
Credit Suisse High Yield Bond Fund	6,417	12,128
Virtus Total Return Fund, Inc.	1,869	12,102
Source Capital, Inc.	319	12,055
First Trust Senior Floating Rate Income Fund II	1,208	12,020
Tri-Continental Corp.	450	11,948
First Trust High Income Long/Short Fund	1,041	11,815
Royce Value Trust, Inc.	848	11,507
Bancroft Fund Ltd.	671	11,400
Eaton Vance Senior Income Trust	2,128	11,385
Royce Micro-Capital Trust, Inc.	1,294	11,348
Nuveen Preferred and Income Fund	657	10,847
First Trust Intermediate Duration Preferred & Income Fund	681	10,746
Invesco Municipal Opportunity Trust	1,008	9,889
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	713	9,868
DoubleLine Income Solutions Fund	860	9,778
Virtus Convertible & Income Fund	2,907	9,768
India Fund, Inc.	644	9,744
BlackRock Credit Allocation Income Trust	944	9,714
BlackRock Corporate High Yield Fund, Inc.	1,112	9,697
Nuveen Municipal Value Fund, Inc.	1,096	9,656
Aberdeen Asia-Pacific Income Fund, Inc.	3,610	9,603
Invesco Senior Income Trust	2,608	9,598
Putnam Municipal Opportunities Trust	922	9,552
Ares Dynamic Credit Allocation Fund, Inc.	791	9,468
Clough Global Opportunities Fund	1,932	9,448
Highland Income Fund	1,063	9,344
abrdn Global Premier Propertie	2,099	8,648
Invesco Trust for Investment Grade Municipals	814	8,091
BlackRock Limited Duration Income Trust	615	8,063
Blackstone Strategic Credit Fund	752	8,009
BlackRock Virginia Municipal Bond Trust	644	7,110
BlackRock Energy and Resources Trust	583	7,089
Nuveen Multi-Asset Income Fund	599	6,912
Neuberger Berman MLP & Energy Income Fund, Inc.	1,000	6,570
NXG Cushing Midstream Energy Fund	199	6,517
Templeton Emerging Markets Income Fund	1,250	6,338
Nuveen Multi-Market Income Fund	1,039	6,031

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
CLOSED-END FUNDS† - 7.5% (continued)
Templeton Global Income Fund	1,348	$5,931
Putnam Managed Municipal Income Trust	860	5,272
PIMCO California Municipal Income Fund	506	5,100
BlackRock Enhanced Government Fund, Inc.	447	4,358
First Trust Enhanced Equity Income Fund	257	4,246
Allspring Multi-Sector Income	353	3,230
BlackRock Long-Term Municipal Advantage Trust	320	3,184
Special Opportunities Fund, Inc.	285	3,118
Allspring Global Dividend Oppo	627	2,803
MFS Charter Income Trust	433	2,724
High Income Securities Fund	418	2,717
Western Asset Mortgage Opportunity Fund, Inc.	245	2,560
Nuveen Virginia Quality Municipal Income Fund	177	2,018
Eaton Vance Short Duration Diversified Income Fund	185	1,933
Franklin Universal Trust	267	1,904
Clough Global Dividend and Income Fund	316	1,827
RiverNorth Capital and Income	85	1,312
Nuveen Mortgage and Income Fund	78	1,245
MFS Intermediate High Income Fund	468	786
MFS Special Value Trust	119	501
Nuveen New York Select Tax-Free Income Portfolio	38	458
Nuveen Missouri Quality Municipal Income Fund	9	93
Total Closed-End Funds
(Cost $6,996,863)		7,167,299

	Face Amount
U.S. TREASURY BILLS†† - 11.5%
U.S. Treasury Bills
3.36% due 04/11/23[4,5]	$6,085,000	6,078,807
4.17% due 04/04/23[1,5]	5,100,000	5,099,349
Total U.S. Treasury Bills
(Cost $11,176,973)		11,178,156

REPURCHASE AGREEMENTS††,6 - 20.8%
J.P. Morgan Securities LLC issued 03/31/23 at 4.80% due 04/03/23[1]	11,273,397	11,273,397
BofA Securities, Inc. issued 03/31/23 at 4.78% due 04/03/23[1]	4,453,929	4,453,929
Barclays Capital, Inc. issued 03/31/23 at 4.80% due 04/03/23[1]	4,453,929	4,453,929
Total Repurchase Agreements
(Cost $20,181,255)		20,181,255

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund - Class X, 4.65%[8]	23,581	23,581
Total Securities Lending Collateral
(Cost $23,581)		23,581
Total Investments - 82.3%
(Cost $80,531,947)		$79,676,162

COMMON STOCKS SOLD SHORT† - (3.2)%
Financial - 0.0%
Columbia Banking System, Inc.	1	(21)
Consumer, Cyclical - (0.1)%
HNI Corp.	5,137	(143,014)
Consumer, Non-cyclical - (0.6)%
Globus Medical, Inc. — Class A*	10,907	(617,772)
Technology - (1.1)%
Broadcom, Inc.	1,588	(1,018,766)
Industrial - (1.4)%
Xylem, Inc.	12,613	(1,320,581)
Total Common Stocks Sold Short
(Proceeds $2,859,191)		(3,100,154)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.3)%
SPDR Gold Shares — Class D	15	(2,748)
iShares Mortgage Real Estate ETF	180	(3,931)
iShares MSCI All Country Asia ex Japan ETF	132	(8,959)
iShares 7-10 Year Treasury Bond ETF	100	(9,912)
iShares Agency Bond ETF	130	(14,070)
iShares MBS ETF	158	(14,967)
Utilities Select Sector SPDR Fund	333	(22,541)
VanEck Gold Miners ETF	725	(23,454)
iShares MSCI Emerging Markets ETF	635	(25,057)
Energy Select Sector SPDR Fund	321	(26,588)
iShares Latin America 40 ETF	1,276	(30,458)
iShares U.S. Real Estate ETF	478	(40,582)
SPDR S&P Biotech ETF	544	(41,458)
Materials Select Sector SPDR Fund	540	(43,556)
iShares Preferred & Income Securities ETF	1,881	(58,725)
iShares Russell 1000 Growth ETF	378	(92,357)
iShares Core High Dividend ETF	957	(97,289)
Health Care Select Sector SPDR Fund	1,008	(130,496)
iShares Floating Rate Bond ETF	2,643	(133,181)
iShares TIPS Bond ETF	1,398	(154,129)
VanEck High Yield Muni ETF	3,344	(173,018)
iShares JP Morgan USD Emerging Markets Bond ETF	2,216	(191,196)
SPDR Bloomberg Convertible Securities ETF	3,385	(227,032)
iShares Russell 2000 Index ETF	1,312	(234,061)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	12,462	(312,048)
iShares National Muni Bond ETF	3,713	(400,039)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (7.3)% (continued)
iShares Russell 1000 Value ETF	2,776	$(422,674)
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,147	(454,553)
Invesco Senior Loan ETF	23,446	(487,677)
iShares MSCI EAFE ETF	7,359	(526,316)
Schwab U.S. Aggregate Bond ETF	13,210	(619,681)
iShares iBoxx High Yield Corporate Bond ETF	8,694	(656,832)
SPDR S&P 500 ETF Trust	1,683	(689,003)
SPDR Nuveen Bloomberg Municipal Bond ETF	14,818	(693,779)
Total Exchange-Traded Funds Sold Short
(Proceeds $7,533,012)		(7,062,367)
Total Securities Sold Short - (10.5)%
(Proceeds $10,392,203)		$(10,162,521)
Other Assets & Liabilities, net - 28.2%		27,349,255
Total Net Assets - 100.0%		$96,862,896

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Currency Futures Contracts Purchased†
British Pound Futures Contracts	47	Jun 2023	$3,629,868	$76,588
Japanese Yen Futures Contracts	72	Jun 2023	6,856,650	65,619
New Zealand Dollar Futures Contracts	66	Jun 2023	4,127,640	47,121
Euro FX Futures Contracts	16	Jun 2023	2,178,900	20,837
			$16,793,058	$210,165

Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	14	Jun 2023	$2,896,425	$58,023
Euro STOXX 50 Index Futures Contracts	17	Jun 2023	786,829	48,787
DAX Index Futures Contracts	2	Jun 2023	857,600	47,946
Tokyo Stock Price Index Futures Contracts	13	Jun 2023	1,974,993	45,932
FTSE 100 Index Futures Contracts	7	Jun 2023	660,258	27,476
Russell 2000 Index Mini Futures Contracts	21	Jun 2023	1,904,070	23,521
OMX Stockholm 30 Index Futures Contracts††	34	Apr 2023	729,088	20,066
CAC 40 10 Euro Index Futures Contracts	11	Apr 2023	877,183	13,961
Amsterdam Index Futures Contracts	5	Apr 2023	822,068	13,543
Nikkei 225 (OSE) Index Futures Contracts	1	Jun 2023	212,481	9,940
NASDAQ-100 Index Mini Futures Contracts	10	Jun 2023	2,660,150	(232)
IBEX 35 Index Futures Contracts††	8	Apr 2023	798,110	(383)
Dow Jones Industrial Average Index Mini Futures Contracts	26	Jun 2023	4,349,540	(529)
FTSE MIB Index Futures Contracts	5	Jun 2023	723,934	(2,901)
SPI 200 Index Futures Contracts	16	Jun 2023	1,935,277	(13,594)
CBOE Volatility Index Futures Contracts	193	Aug 2023	4,574,100	(87,787)
CBOE Volatility Index Futures Contracts	276	Sep 2023	6,624,000	(95,730)
			$33,386,106	$108,039

Commodity Futures Contracts Purchased†
Sugar #11 Futures Contracts	58	Apr 2023	$1,448,608	$164,369
Cocoa Futures Contracts	43	May 2023	1,260,330	81,451
Live Cattle Futures Contracts	87	Jun 2023	5,639,340	74,679
Gasoline RBOB Futures Contracts	4	Apr 2023	450,744	44,359
Soybean Oil Futures Contracts	84	Dec 2023	2,738,736	42,261
NY Harbor ULSD Futures Contracts	6	Apr 2023	658,325	24,231
Soybean Futures Contracts	19	May 2023	1,429,750	14,212
Corn Futures Contracts	21	May 2023	691,425	8,463
Natural Gas Futures Contracts	38	Apr 2023	833,720	5,293
Gold 100 oz. Futures Contracts	5	Jun 2023	994,200	4,628
WTI Crude Futures Contracts	1	Apr 2023	75,570	2,427
Brent Crude Futures Contracts	1	Apr 2023	79,790	1,613

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
LME Nickel Futures Contracts	1	May 2023	$142,500	$(1,098)
Cattle Feeder Futures Contracts	29	May 2023	2,975,400	(2,682)
Coffee 'C' Futures Contracts	1	May 2023	63,938	(3,678)
Soybean Meal Futures Contracts	31	May 2023	1,440,880	(20,673)
Soybean Meal Futures Contracts	70	Dec 2023	2,920,400	(31,168)
Soybean Futures Contracts	67	Nov 2023	4,418,650	(165,942)
Corn Futures Contracts	121	Sep 2023	3,492,363	(167,232)
			$31,754,669	$75,513

Interest Rate Futures Contracts Purchased†
Euro - OATS Futures Contracts	6	Jun 2023	$849,712	$29,682
Australian Government 10 Year Bond Futures Contracts	21	Jun 2023	1,733,525	14,065
Euro - BTP Italian Government Bond Futures Contracts††	5	Jun 2023	627,916	6,451
Canadian Government 10 Year Bond Futures Contracts	17	Jun 2023	1,585,603	3,910
			$4,796,756	$54,108

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	244	Apr 2023	$5,075,200	$450,763
S&P/TSX 60 IX Index Futures Contracts	2	Jun 2023	357,748	(9,618)
			$5,432,948	$441,145

Commodity Futures Contracts Sold Short†
Wheat Futures Contracts	40	May 2023	$1,384,000	$163,805
Lean Hogs Futures Contracts	30	Jun 2023	1,097,400	82,365
Corn Futures Contracts	78	Jul 2023	2,476,500	80,426
Soybean Futures Contracts	51	Jul 2023	3,762,525	68,674
Soybean Meal Futures Contracts	43	Jul 2023	1,976,710	29,281
Cotton #2 Futures Contracts	18	May 2023	745,470	28,473
Natural Gas Futures Contracts	62	Jun 2023	1,678,340	9,922
LME Zinc Futures Contracts	7	May 2023	510,038	9,560
Hard Red Winter Wheat Futures Contracts	3	May 2023	131,587	1,504
LME Lead Futures Contracts	3	May 2023	157,909	(1,186)
LME Primary Aluminum Futures Contracts	6	May 2023	359,063	(20,105)
Soybean Oil Futures Contracts	67	May 2023	2,247,180	(34,173)
Live Cattle Futures Contracts	52	Oct 2023	3,440,320	(105,296)
			$19,967,042	$313,250

Interest Rate Futures Contracts Sold Short†
Long Gilt Futures Contracts††	55	Jun 2023	$7,062,869	$9,827
U.S. Treasury 10 Year Note Futures Contracts	3	Jun 2023	345,141	(401)
Euro - Bund Futures Contracts	2	Jun 2023	295,346	(600)
U.S. Treasury Long Bond Futures Contracts	11	Jun 2023	1,444,781	(2,258)
Euro - 30 year Bond Futures Contracts	5	Jun 2023	768,254	(4,180)
U.S. Treasury Ultra Long Bond Futures Contracts	9	Jun 2023	1,274,625	(4,843)
			$11,191,016	$(2,455)

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	70	Jun 2023	$4,692,800	$31,675
Canadian Dollar Futures Contracts	36	Jun 2023	2,666,700	(26,395)
Swiss Franc Futures Contracts	139	Jun 2023	19,153,331	(297,405)
			$26,512,831	$(292,125)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Goldman Sachs International	GS Long/Short Equity Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	$12,128,934	$367,461

Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	12,128,971	363,855

Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Pay	5.23% (Federal Funds Rate + 0.40%)	At Maturity	08/31/23	13,778,372	113,491

Goldman Sachs International	GS Equity Market Neutral Custom Basket	Pay	5.28% (Federal Funds Rate + 0.45%)	At Maturity	05/06/24	13,778,382	94,902
						$51,814,659	$939,709
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Market Neutral Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	$13,410,753	$2,700,379
Goldman Sachs International	GS Equity Market Neutral Custom Basket	Receive	4.61% (Federal Funds Rate - 0.22%)	At Maturity	05/06/24	13,410,762	2,678,930
Goldman Sachs International	GS Long/Short Equity Custom Basket	Receive	4.63% (Federal Funds Rate - 0.20%)	At Maturity	05/06/24	8,631,848	511,510
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	4.53% (Federal Funds Rate - 0.30%)	At Maturity	08/31/23	8,561,137	507,526
						$44,014,500	$6,398,345

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

GS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	1,406	1.20%	$16,975
Arista Networks, Inc.	554	0.77%	15,269
Cisco Systems, Inc.	2,278	0.98%	9,137
VeriSign, Inc.	670	1.16%	7,718
T-Mobile US, Inc.	188	0.22%	2,652
A10 Networks, Inc.	3,554	0.45%	1,380
Extreme Networks, Inc.	2,506	0.40%	(357)
Viavi Solutions, Inc.	2,706	0.24%	(1,480)
Verizon Communications, Inc.	3,496	1.12%	(2,137)
Total Communications			49,157
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	1,447	1.15%	26,203
Perdoceo Education Corp.	9,315	1.03%	24,563
Hologic, Inc.	1,530	1.02%	20,219
Vertex Pharmaceuticals, Inc.	254	0.66%	18,376
Amphastar Pharmaceuticals, Inc.	721	0.22%	13,114
Inter Parfums, Inc.	256	0.30%	11,141
General Mills, Inc.	1,691	1.18%	10,302
Exelixis, Inc.	4,234	0.68%	10,164
Bristol-Myers Squibb Co.	1,672	0.96%	8,670
IDEXX Laboratories, Inc.	93	0.38%	7,345
Kimberly-Clark Corp.	827	0.92%	6,412
Amgen, Inc.	492	0.98%	3,284
USANA Health Sciences, Inc.	1,677	0.87%	1,627
Kellogg Co.	796	0.44%	1,134
United Therapeutics Corp.	213	0.39%	916
Prestige Consumer Healthcare, Inc.	533	0.28%	538
Johnson & Johnson	337	0.43%	529
EVERTEC, Inc.	3,585	1.00%	509
Grand Canyon Education, Inc.	254	0.24%	102
ResMed, Inc.	122	0.22%	(53)
Premier, Inc. — Class A	1,428	0.38%	(253)
Ionis Pharmaceuticals, Inc.	850	0.25%	(640)
Triton International Ltd.	1,495	0.78%	(672)
Philip Morris International, Inc.	668	0.54%	(1,115)
Incyte Corp.	1,497	0.89%	(1,135)
Acadia Healthcare Company, Inc.	461	0.27%	(1,173)
Neurocrine Biosciences, Inc.	418	0.35%	(1,190)
Ironwood Pharmaceuticals, Inc. — Class A	8,647	0.75%	(1,259)
Quest Diagnostics, Inc.	190	0.22%	(1,454)
Gilead Sciences, Inc.	707	0.48%	(2,429)
Organon & Co.	2,084	0.40%	(2,494)
Quanex Building Products Corp.	2,435	0.43%	(2,578)
Hackett Group, Inc.	3,186	0.49%	(2,635)
Corcept Therapeutics, Inc.	1,714	0.31%	(2,805)
Fulgent Genetics, Inc.	1,267	0.33%	(3,066)
Pfizer, Inc.	1,338	0.45%	(3,104)
Altria Group, Inc.	1,672	0.62%	(3,345)
Waters Corp.	101	0.26%	(3,442)
Innoviva, Inc.	5,321	0.49%	(4,710)
Merck & Company, Inc.	1,083	0.95%	(7,244)
Abbott Laboratories	1,288	1.08%	(11,084)
Eagle Pharmaceuticals, Inc.	2,138	0.50%	(13,660)
Royalty Pharma plc — Class A	2,485	0.74%	(16,701)
Total Consumer, Non-cyclical			76,907
Industrial
Standex International Corp.	1,087	1.10%	34,916
Vishay Intertechnology, Inc.	5,001	0.93%	28,360
Dorian LPG Ltd.	2,737	0.45%	17,822
Snap-on, Inc.	461	0.94%	17,334
Advanced Energy Industries, Inc.	1,075	0.87%	16,411
Eagle Materials, Inc.	579	0.70%	13,686
Donaldson Company, Inc.	1,745	0.94%	12,421
Mueller Industries, Inc.	1,019	0.62%	11,466
Graco, Inc.	1,861	1.11%	7,391
PGT Innovations, Inc.	1,441	0.30%	4,927
Illinois Tool Works, Inc.	562	1.12%	3,467
A O Smith Corp.	972	0.55%	2,631
Louisiana-Pacific Corp.	1,032	0.46%	1,811
Acuity Brands, Inc.	449	0.68%	1,116
Otis Worldwide Corp.	732	0.51%	731
Albany International Corp. — Class A	401	0.30%	247
Lindsay Corp.	205	0.26%	(1,189)
GrafTech International Ltd.	4,643	0.19%	(1,463)
Simpson Manufacturing Company, Inc.	670	0.61%	(1,482)
Lennox International, Inc.	221	0.46%	(2,571)
Packaging Corporation of America	914	1.05%	(3,025)
Timken Co.	457	0.31%	(3,056)
ITT, Inc.	502	0.36%	(3,605)
Masco Corp.	848	0.35%	(3,628)
Sturm Ruger & Company, Inc.	2,069	0.98%	(6,955)
3M Co.	372	0.32%	(7,358)
Sealed Air Corp.	1,048	0.40%	(7,544)
Total Industrial			132,861
Basic Materials
NewMarket Corp.	178	0.54%	11,500
Olin Corp.	1,032	0.47%	341
Huntsman Corp.	2,423	0.55%	(1,829)
AdvanSix, Inc.	1,007	0.32%	(2,017)
Total Basic Materials			7,995
Consumer, Cyclical
Allison Transmission Holdings, Inc.	2,758	1.03%	20,176
Boyd Gaming Corp.	2,040	1.08%	15,679
GMS, Inc.	1,025	0.49%	13,401
Brunswick Corp.	1,389	0.94%	10,169
Darden Restaurants, Inc.	786	1.01%	8,788
McDonald's Corp.	498	1.14%	7,963

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Oxford Industries, Inc.	748	0.65%	$5,812
DR Horton, Inc.	1,106	0.89%	5,748
Haverty Furniture Companies, Inc.	1,428	0.38%	5,201
Steven Madden Ltd.	1,823	0.54%	4,826
Methode Electronics, Inc.	835	0.30%	4,536
PulteGroup, Inc.	1,242	0.60%	3,799
KB Home	1,170	0.39%	2,641
Taylor Morrison Home Corp. — Class A	1,375	0.43%	2,401
WW Grainger, Inc.	83	0.47%	1,716
Yum! Brands, Inc.	1,017	1.11%	1,539
O'Reilly Automotive, Inc.	68	0.48%	1,096
MDC Holdings, Inc.	2,100	0.67%	1,001
Ethan Allen Interiors, Inc.	1,112	0.25%	637
MSC Industrial Direct Company, Inc. — Class A	994	0.69%	(497)
Murphy USA, Inc.	366	0.78%	(1,695)
Gentex Corp.	3,998	0.92%	(3,215)
BlueLinx Holdings, Inc.	203	0.11%	(4,168)
Buckle, Inc.	1,768	0.52%	(5,449)
Total Consumer, Cyclical			102,105
Financial
Evercore, Inc. — Class A	984	0.94%	11,010
S&T Bancorp, Inc.	2,090	0.54%	6,682
Virtus Investment Partners, Inc.	232	0.36%	5,220
NMI Holdings, Inc. — Class A	3,159	0.58%	2,765
Hilltop Holdings, Inc.	1,338	0.33%	1,750
Mastercard, Inc. — Class A	256	0.77%	841
Federated Hermes, Inc. — Class B	1,112	0.37%	457
Radian Group, Inc.	3,558	0.65%	388
Raymond James Financial, Inc.	1	0.00%	3
International Bancshares Corp.	775	0.27%	(724)
Central Pacific Financial Corp.	546	0.08%	(1,224)
TowneBank	2,582	0.57%	(2,251)
Visa, Inc. — Class A	602	1.12%	(3,081)
Janus Henderson Group plc	1,660	0.36%	(3,121)
BOK Financial Corp.	182	0.13%	(3,461)
Marcus & Millichap, Inc.	1,102	0.29%	(4,600)
MGIC Investment Corp.	8,317	0.92%	(4,841)
Renasant Corp.	2,129	0.54%	(5,959)
Essent Group Ltd.	1,765	0.58%	(6,703)
Stewart Information Services Corp.	1,158	0.39%	(10,948)
Bank of New York Mellon Corp.	1,854	0.69%	(11,618)
Southside Bancshares, Inc.	1,774	0.49%	(11,824)
Mr Cooper Group, Inc.	1,805	0.61%	(12,141)
Preferred Bank/Los Angeles CA	1,123	0.51%	(13,592)
FNB Corp.	5,441	0.52%	(15,803)
FB Financial Corp.	2,251	0.58%	(17,023)
Hope Bancorp, Inc.	5,513	0.45%	(19,275)
Ameris Bancorp	1,615	0.49%	(20,477)
Total Financial			(139,550)
Technology
Cirrus Logic, Inc.	1,063	0.96%	42,962
Diodes, Inc.	546	0.42%	11,713
Teradata Corp.	1,364	0.45%	8,423
Analog Devices, Inc.	713	1.16%	8,385
NetApp, Inc.	542	0.29%	6,336
Avid Technology, Inc.	1,590	0.42%	5,345
QUALCOMM, Inc.	676	0.71%	4,991
Kulicke & Soffa Industries, Inc.	724	0.31%	3,571
Veeco Instruments, Inc.	1,637	0.29%	3,137
ON Semiconductor Corp.	684	0.46%	2,825
Microchip Technology, Inc.	1,493	1.03%	(155)
Cognizant Technology Solutions Corp. — Class A	562	0.28%	(925)
Silicon Laboratories, Inc.	198	0.29%	(975)
Seagate Technology Holdings plc	473	0.26%	(2,269)
Dropbox, Inc. — Class A	3,756	0.67%	(3,706)
Total Technology			89,658
Energy
Marathon Petroleum Corp.	705	0.78%	26,197
Exxon Mobil Corp.	1,189	1.07%	13,646
Valero Energy Corp.	502	0.58%	10,689
Antero Midstream Corp.	10,764	0.93%	4,673
Magnolia Oil & Gas Corp. — Class A	1,350	0.24%	(323)
REX American Resources Corp.	1,383	0.33%	(438)
Kinder Morgan, Inc.	6,392	0.92%	(747)
ONEOK, Inc.	506	0.27%	(2,106)
Occidental Petroleum Corp.	521	0.27%	(3,502)
DT Midstream, Inc.	1,321	0.54%	(6,816)
Total Energy			41,273
Utilities
MGE Energy, Inc.	1,877	1.19%	9,468
Chesapeake Utilities Corp.	544	0.57%	6,863
ONE Gas, Inc.	1,633	1.07%	6,534
National Fuel Gas Co.	1,244	0.59%	(2,580)
OGE Energy Corp.	3,748	1.15%	(5,621)
Clearway Energy, Inc. — Class C	3,496	0.90%	(7,609)
Total Utilities			7,055
Total GS Long/Short Equity Long Custom Basket			$367,461

GS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Consumer, Non-cyclical
Viad Corp.	1,424	(0.34)%	31,601
Equifax, Inc.	546	(1.28)%	14,378
Healthcare Services Group, Inc.	2,971	(0.48)%	9,596
Dun & Bradstreet Holdings, Inc.	3,605	(0.49)%	8,879
Clarivate plc	5,255	(0.57)%	7,923
ManpowerGroup, Inc.	434	(0.41)%	2,791

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Performance Food Group Co.	602	(0.42)%	$(233)
ABM Industries, Inc.	2,295	(1.19)%	(1,455)
TransUnion	1,902	(1.37)%	(1,506)
Driven Brands Holdings, Inc.	4,515	(1.59)%	(3,918)
ICF International, Inc.	843	(1.07)%	(5,147)
GXO Logistics, Inc.	1,369	(0.80)%	(5,239)
FTI Consulting, Inc.	411	(0.94)%	(7,504)
ICU Medical, Inc.	715	(1.37)%	(20,450)
Total Consumer, Non-cyclical			29,716
Utilities
AES Corp.	5,346	(1.49)%	14,214
Spire, Inc.	794	(0.65)%	(169)
DTE Energy Co.	852	(1.08)%	(652)
Dominion Energy, Inc.	2,408	(1.56)%	(1,166)
Duke Energy Corp.	1,395	(1.56)%	(2,704)
Entergy Corp.	1,278	(1.60)%	(3,924)
CMS Energy Corp.	2,249	(1.60)%	(4,548)
Public Service Enterprise Group, Inc.	2,216	(1.60)%	(4,614)
Vistra Corp.	6,260	(1.74)%	(9,139)
Edison International	1,065	(0.87)%	(13,006)
Total Utilities			(25,708)
Consumer, Cyclical
MillerKnoll, Inc.	2,231	(0.53)%	37,403
Alaska Air Group, Inc.	1,726	(0.84)%	16,465
UniFirst Corp.	560	(1.14)%	13,618
American Airlines Group, Inc.	4,476	(0.76)%	12,249
Southwest Airlines Co.	2,113	(0.80)%	6,302
Royal Caribbean Cruises Ltd.	670	(0.51)%	5,712
Gap, Inc.	3,161	(0.37)%	5,248
United Airlines Holdings, Inc.	583	(0.30)%	3,501
Burlington Stores, Inc.	170	(0.40)%	3,236
Live Nation Entertainment, Inc.	370	(0.30)%	954
Hyatt Hotels Corp. — Class A	337	(0.44)%	57
Costco Wholesale Corp.	37	(0.21)%	(976)
Tesla, Inc.	91	(0.22)%	(1,485)
Delta Air Lines, Inc.	2,646	(1.07)%	(2,460)
Lululemon Athletica, Inc.	114	(0.48)%	(5,973)
Floor & Decor Holdings, Inc. — Class A	773	(0.88)%	(13,773)
Copart, Inc.	1,424	(1.24)%	(14,864)
Total Consumer, Cyclical			65,214
Financial
Bank of America Corp.	3,388	(1.12)%	31,326
Sun Communities, Inc.	926	(1.51)%	27,568
Raymond James Financial, Inc.	1,079	(1.17)%	23,686
Morgan Stanley	2,378	(2.42)%	23,508
Invitation Homes, Inc.	2,042	(0.74)%	22,469
Prudential Financial, Inc.	1,172	(1.12)%	18,890
Equitable Holdings, Inc.	3,330	(0.98)%	18,534
American Tower Corp. — Class A	471	(1.11)%	17,931
Allstate Corp.	920	(1.18)%	16,588
Americold Realty Trust, Inc.	3,345	(1.10)%	15,575
Alexandria Real Estate Equities, Inc.	546	(0.79)%	15,334
Howard Hughes Corp.	1,129	(1.05)%	15,247
Assured Guaranty Ltd.	1,156	(0.67)%	13,075
Independence Realty Trust, Inc.	3,167	(0.59)%	12,682
Ventas, Inc.	2,071	(1.04)%	12,470
Assurant, Inc.	401	(0.56)%	11,547
Outfront Media, Inc.	3,570	(0.67)%	10,832
Healthcare Realty Trust, Inc.	6,768	(1.52)%	10,063
Brighthouse Financial, Inc.	1,244	(0.64)%	9,379
Kennedy-Wilson Holdings, Inc.	7,965	(1.53)%	9,316
KKR & Company, Inc. — Class A	2,357	(1.43)%	7,777
Equinix, Inc.	143	(1.19)%	7,326
Citigroup, Inc.	1,666	(0.91)%	7,207
Kite Realty Group Trust	6,187	(1.50)%	6,520
Welltower, Inc.	1,412	(1.17)%	4,558
TFS Financial Corp.	3,585	(0.52)%	3,915
Rexford Industrial Realty, Inc.	1,889	(1.31)%	3,269
SoFi Technologies, Inc.	2,659	(0.19)%	3,179
Apple Hospitality REIT, Inc.	1,592	(0.29)%	3,172
Rayonier, Inc.	1,296	(0.50)%	786
Ryman Hospitality Properties, Inc.	1,061	(1.10)%	(290)
Apollo Global Management, Inc.	1,838	(1.34)%	(2,044)
Iron Mountain, Inc.	2,379	(1.46)%	(2,183)
Ares Management Corp. — Class A	1,563	(1.51)%	(6,622)
Progressive Corp.	798	(1.32)%	(9,439)
Total Financial			363,151
Basic Materials
Ashland, Inc.	600	(0.71)%	2,646
Royal Gold, Inc.	374	(0.56)%	(1,157)
Carpenter Technology Corp.	963	(0.50)%	(7,030)
Total Basic Materials			(5,541)
Technology
Atlassian Corp. — Class A	103	(0.20)%	524
Take-Two Interactive Software, Inc.	721	(1.00)%	(1,949)
Total Technology			(1,425)
Energy
Patterson-UTI Energy, Inc.	3,477	(0.47)%	20,344
Halliburton Co.	2,803	(1.03)%	18,266
NOV, Inc.	2,892	(0.62)%	13,516
Helmerich & Payne, Inc.	796	(0.33)%	12,030
Baker Hughes Co.	1,792	(0.60)%	5,737
Liberty Energy, Inc. — Class A	2,741	(0.41)%	5,168
Hess Corp.	595	(0.91)%	847
Valaris Ltd.	734	(0.55)%	(7,109)
Schlumberger Ltd.	1,344	(0.76)%	(9,534)
Total Energy			59,265

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
IAC, Inc.	1,145	(0.68)%	$5,801
CDW Corp.	482	(1.09)%	3,493
Paramount Global — Class B	1,966	(0.51)%	277
Robinhood Markets, Inc. — Class A	1,830	(0.21)%	239
Chewy, Inc. — Class A	440	(0.19)%	(412)
DoorDash, Inc. — Class A	314	(0.23)%	(462)
Trade Desk, Inc. — Class A	312	(0.22)%	(1,551)
Walt Disney Co.	1,154	(1.34)%	(1,623)
Uber Technologies, Inc.	2,210	(0.81)%	(9,659)
Warner Bros Discovery, Inc.	3,680	(0.64)%	(10,483)
Total Communications			(14,380)
Industrial
Stericycle, Inc.	1,668	(0.84)%	28,100
Stanley Black & Decker, Inc.	571	(0.53)%	22,624
Jacobs Solutions, Inc.	1,063	(1.46)%	4,027
Vulcan Materials Co.	374	(0.74)%	3,975
Ryder System, Inc.	269	(0.28)%	2,221
Waste Management, Inc.	699	(1.32)%	1,754
TD SYNNEX Corp.	467	(0.52)%	649
General Electric Co.	1	0.00%	(12)
Kirby Corp.	765	(0.62)%	(764)
Casella Waste Systems, Inc. — Class A	1,040	(1.00)%	(827)
J.B. Hunt Transport Services, Inc.	320	(0.65)%	(1,679)
Teledyne Technologies, Inc.	145	(0.75)%	(2,136)
Tetra Tech, Inc.	275	(0.47)%	(3,941)
MSA Safety, Inc.	657	(1.02)%	(5,733)
Republic Services, Inc. — Class A	899	(1.42)%	(7,040)
Total Industrial			41,216
Total GS Long/Short Equity Short Custom Basket			$511,510

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

MS LONG/SHORT EQUITY LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Alphabet, Inc. — Class C	1,406	1.20%	$16,964
Arista Networks, Inc.	554	0.77%	15,229
Cisco Systems, Inc.	2,278	0.98%	9,148
VeriSign, Inc.	670	1.16%	7,485
T-Mobile US, Inc.	188	0.22%	2,667
A10 Networks, Inc.	3,554	0.45%	1,542
Extreme Networks, Inc.	2,506	0.40%	(408)
Viavi Solutions, Inc.	2,706	0.24%	(1,506)
Verizon Communications, Inc.	3,496	1.11%	(2,107)
Total Communications			49,014
Consumer, Non-cyclical
John B Sanfilippo & Son, Inc.	1,447	1.15%	26,141
Perdoceo Education Corp.	9,315	1.03%	24,560
Hologic, Inc.	1,530	1.02%	20,203
Vertex Pharmaceuticals, Inc.	254	0.66%	18,581
Amphastar Pharmaceuticals, Inc.	721	0.22%	13,120
Inter Parfums, Inc.	256	0.30%	11,090
General Mills, Inc.	1,691	1.18%	10,469
Exelixis, Inc.	4,234	0.68%	9,987
Bristol-Myers Squibb Co.	1,672	0.96%	8,575
IDEXX Laboratories, Inc.	93	0.38%	7,381
Kimberly-Clark Corp.	827	0.92%	6,390
Amgen, Inc.	492	0.98%	3,345
USANA Health Sciences, Inc.	1,677	0.87%	1,637
Kellogg Co.	796	0.44%	1,194
United Therapeutics Corp.	213	0.39%	906
Johnson & Johnson	337	0.43%	549
Prestige Consumer Healthcare, Inc.	533	0.28%	540
EVERTEC, Inc.	3,585	1.00%	208
Grand Canyon Education, Inc.	254	0.24%	172
ResMed, Inc.	122	0.22%	(73)
Premier, Inc. — Class A	1,428	0.38%	(191)
Triton International Ltd.	1,495	0.78%	(673)
Ionis Pharmaceuticals, Inc.	850	0.25%	(678)
Ironwood Pharmaceuticals, Inc. — Class A	8,647	0.75%	(1,063)
Neurocrine Biosciences, Inc.	418	0.35%	(1,126)
Philip Morris International, Inc.	668	0.54%	(1,130)
Acadia Healthcare Company, Inc.	461	0.27%	(1,187)
Quest Diagnostics, Inc.	190	0.22%	(1,436)
Incyte Corp.	1,497	0.89%	(1,468)
Gilead Sciences, Inc.	707	0.48%	(2,384)
Quanex Building Products Corp.	2,435	0.43%	(2,542)
Organon & Co.	2,084	0.40%	(2,564)
Hackett Group, Inc.	3,186	0.49%	(2,620)
Fulgent Genetics, Inc.	1,267	0.33%	(2,704)
Corcept Therapeutics, Inc.	1,714	0.31%	(2,767)
Pfizer, Inc.	1,338	0.45%	(3,116)
Altria Group, Inc.	1,672	0.62%	(3,306)
Waters Corp.	101	0.26%	(3,407)
Innoviva, Inc.	5,321	0.49%	(4,693)
Merck & Company, Inc.	1,083	0.95%	(7,270)
Abbott Laboratories	1,288	1.08%	(11,025)
Eagle Pharmaceuticals, Inc.	2,138	0.50%	(13,190)
Royalty Pharma plc — Class A	2,485	0.74%	(17,057)
Total Consumer, Non-cyclical			77,378
Industrial
Standex International Corp.	1,087	1.10%	35,022
Vishay Intertechnology, Inc.	5,001	0.93%	28,416
Dorian LPG Ltd.	2,737	0.45%	17,812
Snap-on, Inc.	461	0.94%	17,367
Advanced Energy Industries, Inc.	1,075	0.87%	16,120
Eagle Materials, Inc.	579	0.70%	13,686
Donaldson Company, Inc.	1,745	0.94%	12,304
Mueller Industries, Inc.	1,019	0.62%	11,433
Graco, Inc.	1,861	1.12%	7,458
PGT Innovations, Inc.	1,441	0.30%	4,849
Illinois Tool Works, Inc.	562	1.13%	3,831
A O Smith Corp.	972	0.55%	2,742
Louisiana-Pacific Corp.	1,032	0.46%	1,319
Acuity Brands, Inc.	449	0.68%	885
Otis Worldwide Corp.	732	0.51%	742
Albany International Corp. — Class A	401	0.30%	294
Lindsay Corp.	205	0.26%	(1,224)
GrafTech International Ltd.	4,643	0.19%	(1,374)
Simpson Manufacturing Company, Inc.	670	0.61%	(1,542)
Lennox International, Inc.	221	0.46%	(2,553)
Packaging Corporation of America	914	1.05%	(2,806)
Timken Co.	457	0.31%	(3,103)
Masco Corp.	848	0.35%	(3,643)
ITT, Inc.	502	0.36%	(3,702)
Sturm Ruger & Company, Inc.	2,069	0.98%	(6,552)
3M Co.	372	0.32%	(7,320)
Sealed Air Corp.	1,048	0.40%	(7,522)
Total Industrial			132,939
Basic Materials
NewMarket Corp.	178	0.54%	11,293
Olin Corp.	1,032	0.47%	368
Livent Corp.	1	0.00%	20
Huntsman Corp.	2,423	0.55%	(1,747)
AdvanSix, Inc.	1,007	0.32%	(2,022)
Total Basic Materials			7,912
Consumer, Cyclical
Allison Transmission Holdings, Inc.	2,758	1.03%	20,194
Boyd Gaming Corp.	2,040	1.08%	15,487
GMS, Inc.	1,025	0.49%	13,672
Brunswick Corp.	1,389	0.94%	9,901
Darden Restaurants, Inc.	786	1.01%	8,529

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
McDonald's Corp.	498	1.14%	$7,978
Oxford Industries, Inc.	748	0.65%	6,174
DR Horton, Inc.	1,106	0.89%	5,611
Haverty Furniture Companies, Inc.	1,428	0.38%	5,230
Steven Madden Ltd.	1,824	0.54%	4,886
Methode Electronics, Inc.	835	0.30%	4,463
PulteGroup, Inc.	1,242	0.60%	3,714
KB Home	1,170	0.39%	2,744
Taylor Morrison Home Corp. — Class A	1,375	0.43%	2,345
WW Grainger, Inc.	83	0.47%	1,679
Yum! Brands, Inc.	1,017	1.11%	1,520
O'Reilly Automotive, Inc.	68	0.48%	1,109
MDC Holdings, Inc.	2,100	0.67%	991
Ethan Allen Interiors, Inc.	1,112	0.25%	570
MSC Industrial Direct Company, Inc. — Class A	994	0.69%	(488)
Murphy USA, Inc.	366	0.78%	(1,752)
Gentex Corp.	3,998	0.92%	(3,190)
BlueLinx Holdings, Inc.	203	0.11%	(4,178)
Buckle, Inc.	1,768	0.52%	(5,557)
Total Consumer, Cyclical			101,632
Financial
Evercore, Inc. — Class A	984	0.94%	10,068
S&T Bancorp, Inc.	2,090	0.54%	6,719
Virtus Investment Partners, Inc.	232	0.36%	5,317
NMI Holdings, Inc. — Class A	3,159	0.58%	2,705
Hilltop Holdings, Inc.	1,338	0.33%	1,750
Mastercard, Inc. — Class A	256	0.77%	841
Radian Group, Inc.	3,558	0.65%	560
Federated Hermes, Inc. — Class B	1,112	0.37%	513
Raymond James Financial, Inc.	1	0.00%	3
International Bancshares Corp.	775	0.27%	(736)
Central Pacific Financial Corp.	546	0.08%	(1,229)
TowneBank	2,582	0.57%	(2,898)
Janus Henderson Group plc	1,660	0.36%	(3,008)
Visa, Inc. — Class A	602	1.12%	(3,088)
BOK Financial Corp.	182	0.13%	(3,465)
Marcus & Millichap, Inc.	1,102	0.29%	(4,547)
MGIC Investment Corp.	8,317	0.92%	(4,810)
Renasant Corp.	2,129	0.54%	(5,961)
Essent Group Ltd.	1,765	0.58%	(6,672)
Stewart Information Services Corp.	1,158	0.39%	(10,866)
Bank of New York Mellon Corp.	1,854	0.69%	(11,639)
Southside Bancshares, Inc.	1,774	0.49%	(11,667)
Mr Cooper Group, Inc.	1,805	0.61%	(12,426)
Preferred Bank/Los Angeles CA	1,123	0.51%	(13,621)
FNB Corp.	5,441	0.52%	(15,897)
FB Financial Corp.	2,251	0.58%	(16,984)
Hope Bancorp, Inc.	5,513	0.45%	(19,225)
Ameris Bancorp	1,615	0.49%	(20,497)
Total Financial			(140,760)
Technology
Cirrus Logic, Inc.	1,063	0.96%	42,810
Diodes, Inc.	546	0.42%	11,707
Teradata Corp.	1,364	0.45%	8,442
Analog Devices, Inc.	713	1.15%	8,268
NetApp, Inc.	542	0.29%	6,357
Avid Technology, Inc.	1,590	0.42%	5,645
QUALCOMM, Inc.	676	0.71%	4,956
Kulicke & Soffa Industries, Inc.	724	0.31%	3,567
Veeco Instruments, Inc.	1,637	0.29%	3,104
ON Semiconductor Corp.	684	0.46%	2,687
Microchip Technology, Inc.	1,493	1.03%	(140)
Cognizant Technology Solutions Corp. — Class A	562	0.28%	(926)
Silicon Laboratories, Inc.	198	0.29%	(994)
Seagate Technology Holdings plc	473	0.26%	(2,250)
Dropbox, Inc. — Class A	3,756	0.67%	(3,451)
Total Technology			89,782
Energy
Marathon Petroleum Corp.	705	0.78%	26,123
Exxon Mobil Corp.	1,189	1.07%	13,300
Valero Energy Corp.	502	0.58%	10,618
Antero Midstream Corp.	10,764	0.93%	4,440
Magnolia Oil & Gas Corp. — Class A	1,350	0.24%	(289)
REX American Resources Corp.	1,383	0.33%	(709)
Kinder Morgan, Inc.	6,392	0.92%	(967)
ONEOK, Inc.	506	0.27%	(2,172)
Occidental Petroleum Corp.	521	0.27%	(3,927)
DT Midstream, Inc.	1,321	0.54%	(7,108)
Total Energy			39,309
Utilities
MGE Energy, Inc.	1,877	1.19%	9,517
Chesapeake Utilities Corp.	544	0.57%	6,960
ONE Gas, Inc.	1,633	1.07%	6,296
National Fuel Gas Co.	1,244	0.59%	(2,599)
OGE Energy Corp.	3,748	1.15%	(5,923)
Clearway Energy, Inc. — Class C	3,496	0.90%	(7,602)
Total Utilities			6,649
Total MS Long/Short Equity Long Custom Basket			$363,855

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET

Consumer, Non-cyclical
Viad Corp.	1,424	(0.35)%	31,571
Equifax, Inc.	546	(1.29)%	14,450
Healthcare Services Group, Inc.	2,971	(0.48)%	9,470
Dun & Bradstreet Holdings, Inc.	3,605	(0.49)%	8,922
Clarivate plc	5,255	(0.58)%	7,966

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
ManpowerGroup, Inc.	434	(0.42)%	$2,787
Performance Food Group Co.	602	(0.42)%	(190)
TransUnion	1,902	(1.38)%	(1,228)
ABM Industries, Inc.	2,295	(1.20)%	(1,439)
Driven Brands Holdings, Inc.	4,515	(1.60)%	(4,130)
ICF International, Inc.	843	(1.08)%	(5,130)
GXO Logistics, Inc.	1,369	(0.81)%	(5,222)
FTI Consulting, Inc.	411	(0.95)%	(7,934)
ICU Medical, Inc.	715	(1.38)%	(20,346)
Total Consumer, Non-cyclical			29,547
Utilities
AES Corp.	5,346	(1.50)%	14,082
Spire, Inc.	794	(0.65)%	(128)
DTE Energy Co.	852	(1.09)%	(508)
Dominion Energy, Inc.	2,408	(1.58)%	(686)
Duke Energy Corp.	1,395	(1.58)%	(2,446)
Entergy Corp.	1,278	(1.62)%	(3,780)
CMS Energy Corp.	2,249	(1.62)%	(4,090)
Public Service Enterprise Group, Inc.	2,216	(1.63)%	(5,033)
Vistra Corp.	6,260	(1.76)%	(8,996)
Edison International	1,065	(0.88)%	(12,630)
Total Utilities			(24,215)
Consumer, Cyclical
MillerKnoll, Inc.	2,231	(0.53)%	37,422
Alaska Air Group, Inc.	1,726	(0.85)%	16,306
UniFirst Corp.	560	(1.15)%	13,529
American Airlines Group, Inc.	4,476	(0.77)%	12,203
Southwest Airlines Co.	2,113	(0.80)%	6,123
Royal Caribbean Cruises Ltd.	670	(0.51)%	5,869
Gap, Inc.	3,161	(0.37)%	5,171
United Airlines Holdings, Inc.	583	(0.30)%	3,634
Burlington Stores, Inc.	170	(0.40)%	3,236
Live Nation Entertainment, Inc.	370	(0.30)%	1,056
Steven Madden Ltd.	1	0.00%	1
Hyatt Hotels Corp. — Class A	337	(0.44)%	(27)
Costco Wholesale Corp.	37	(0.21)%	(974)
Tesla, Inc.	91	(0.22)%	(1,503)
Delta Air Lines, Inc.	2,646	(1.08)%	(2,436)
Lululemon Athletica, Inc.	114	(0.48)%	(5,929)
Floor & Decor Holdings, Inc. — Class A	773	(0.89)%	(13,623)
Copart, Inc.	1,424	(1.25)%	(14,631)
Total Consumer, Cyclical			65,427
Financial
Bank of America Corp.	3,388	(1.13)%	31,252
Sun Communities, Inc.	926	(1.52)%	27,678
Raymond James Financial, Inc.	1,079	(1.18)%	23,868
Invitation Homes, Inc.	2,042	(0.74)%	22,490
Prudential Financial, Inc.	1,172	(1.13)%	19,103
Equitable Holdings, Inc.	3,330	(0.99)%	18,699
American Tower Corp. — Class A	471	(1.12)%	17,714
Allstate Corp.	920	(1.19)%	16,504
Americold Realty Trust, Inc.	3,345	(1.11)%	15,757
Alexandria Real Estate Equities, Inc.	546	(0.80)%	15,672
Howard Hughes Corp.	1,129	(1.05)%	15,308
Assured Guaranty Ltd.	1,156	(0.68)%	13,074
Ventas, Inc.	2,071	(1.05)%	12,787
Independence Realty Trust, Inc.	3,167	(0.59)%	12,742
Goldman Sachs Group, Inc.	422	(1.61)%	12,137
Assurant, Inc.	401	(0.56)%	11,552
Outfront Media, Inc.	3,570	(0.68)%	10,666
Healthcare Realty Trust, Inc.	6,768	(1.53)%	9,938
Kennedy-Wilson Holdings, Inc.	7,965	(1.54)%	9,626
Brighthouse Financial, Inc.	1,244	(0.64)%	9,407
KKR & Company, Inc. — Class A	2,357	(1.45)%	7,853
Equinix, Inc.	143	(1.20)%	7,345
Citigroup, Inc.	1,666	(0.91)%	7,081
Kite Realty Group Trust	6,187	(1.51)%	6,484
Welltower, Inc.	1,412	(1.18)%	4,749
TFS Financial Corp.	3,585	(0.53)%	3,910
Rexford Industrial Realty, Inc.	1,889	(1.32)%	3,514
SoFi Technologies, Inc.	2,659	(0.19)%	3,166
Apple Hospitality REIT, Inc.	1,592	(0.29)%	3,129
Rayonier, Inc.	1,296	(0.50)%	761
Ryman Hospitality Properties, Inc.	1,061	(1.11)%	(251)
Apollo Global Management, Inc.	1,838	(1.36)%	(1,755)
Iron Mountain, Inc.	2,379	(1.47)%	(2,200)
Ares Management Corp. — Class A	1,563	(1.52)%	(6,161)
Progressive Corp.	798	(1.33)%	(9,516)
Total Financial			354,083
Basic Materials
Ashland, Inc.	600	(0.72)%	2,682
Livent Corp.	1	0.00%	(9)
Royal Gold, Inc.	374	(0.57)%	(1,179)
Carpenter Technology Corp.	963	(0.50)%	(7,110)
Total Basic Materials			(5,616)
Technology
Atlassian Corp. — Class A	103	(0.21)%	519
Take-Two Interactive Software, Inc.	721	(1.00)%	(1,772)
Total Technology			(1,253)
Energy
Patterson-UTI Energy, Inc.	3,477	(0.48)%	20,207
Halliburton Co.	2,803	(1.04)%	18,633
NOV, Inc.	2,892	(0.63)%	13,468
Helmerich & Payne, Inc.	796	(0.33)%	11,974
Baker Hughes Co.	1,792	(0.60)%	5,840
Liberty Energy, Inc. — Class A	2,741	(0.41)%	5,394

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Hess Corp.	595	(0.92)%	$820
Valaris Ltd.	734	(0.56)%	(7,077)
Schlumberger Ltd.	1,344	(0.77)%	(9,407)
Total Energy			59,852
Communications
IAC, Inc.	1,145	(0.69)%	6,575
CDW Corp.	482	(1.10)%	3,492
Paramount Global — Class B	1,966	(0.51)%	443
Robinhood Markets, Inc. — Class A	1,830	(0.21)%	346
Chewy, Inc. — Class A	440	(0.19)%	(322)
DoorDash, Inc. — Class A	314	(0.23)%	(364)
Walt Disney Co.	1,154	(1.35)%	(1,307)
Trade Desk, Inc. — Class A	312	(0.22)%	(1,505)
Uber Technologies, Inc.	2,210	(0.82)%	(9,746)
Warner Bros Discovery, Inc.	3,680	(0.65)%	(9,832)
Total Communications			(12,220)
Industrial
Stericycle, Inc.	1,668	(0.85)%	28,135
Stanley Black & Decker, Inc.	571	(0.54)%	22,689
Jacobs Solutions, Inc.	1,063	(1.46)%	4,371
Vulcan Materials Co.	374	(0.75)%	4,038
Ryder System, Inc.	269	(0.28)%	2,245
Waste Management, Inc.	699	(1.33)%	1,913
TD SYNNEX Corp.	467	(0.53)%	693
General Electric Co.	1	0.00%	(12)
Casella Waste Systems, Inc. — Class A	1,040	(1.00)%	(861)
Kirby Corp.	765	(0.62)%	(979)
J.B. Hunt Transport Services, Inc.	320	(0.66)%	(1,517)
Teledyne Technologies, Inc.	145	(0.76)%	(2,105)
Tetra Tech, Inc.	275	(0.47)%	(3,890)
MSA Safety, Inc.	657	(1.02)%	(5,751)
Republic Services, Inc. — Class A	899	(1.42)%	(7,048)
Total Industrial			41,921
Total MS Long/Short Equity Short Custom Basket			$507,526

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

MS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	21,128	7.98%	$175,633
Ryman Hospitality Properties, Inc.	14,094	9.18%	173,183
Rexford Industrial Realty, Inc.	24,200	10.48%	86,136
CareTrust REIT, Inc.	46,698	6.64%	79,728
Sun Communities, Inc.	5,608	5.73%	67,102
Four Corners Property Trust, Inc.	29,953	5.84%	40,715
Agree Realty Corp.	12,909	6.43%	30,046
Brixmor Property Group, Inc.	32,522	5.08%	23,900
Ventas, Inc.	16,837	5.30%	12,860
InvenTrust Properties Corp.	26,838	4.56%	3,481
NETSTREIT Corp.	24,153	3.20%	895
VICI Properties, Inc.	1	0.00%	9
Kite Realty Group Trust	22,528	3.42%	(11)
American Tower Corp. — Class A	1,563	2.32%	(40,104)
SBA Communications Corp.	1,237	2.34%	(44,814)
AvalonBay Communities, Inc.	5,044	6.15%	(52,842)
Equity Residential	13,343	5.81%	(83,048)
Boston Properties, Inc.	4,924	1.93%	(107,949)
Alexandria Real Estate Equities, Inc.	6,175	5.63%	(116,017)
Piedmont Office Realty Trust, Inc. — Class A	37,318	1.98%	(135,412)
Total Financial			113,491
Total MS Equity Market Neutral Long Custom Basket			$113,491

MS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

Financial
Douglas Emmett, Inc.	62,012	(5.70)%	$689,445
Office Properties Income Trust	50,433	(4.63)%	455,349
Essex Property Trust, Inc.	4,450	(6.94)%	246,270
Broadstone Net Lease, Inc.	24,704	(3.13)%	223,071
Mid-America Apartment Communities, Inc.	5,273	(5.94)%	175,363
Camden Property Trust	4,095	(3.20)%	163,462
JBG SMITH Properties	39,577	(4.44)%	141,941
Necessity Retail REIT, Inc.	85,038	(3.98)%	125,832
Apartment Income REIT Corp.	12,898	(3.44)%	120,150
Realty Income Corp.	24,386	(11.52)%	78,243
Apple Hospitality REIT, Inc.	52,165	(6.04)%	58,757
Host Hotels & Resorts, Inc.	8,047	(0.99)%	27,601
Federal Realty Investment Trust	7,917	(5.83)%	19,857
Phillips Edison & Company, Inc.	45,356	(11.04)%	6,102
STAG Industrial, Inc.	40,845	(10.30)%	(15,698)
Welltower, Inc.	10,792	(5.77)%	(112,301)
Total Financial			2,403,444
Exchange Traded Funds
Vanguard Real Estate ETF	11,486	(7.11)%	296,935
Total MS Equity Market Neutral Short Custom Basket			$2,700,379

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

GS EQUITY MARKET NEUTRAL LONG CUSTOM BASKET
	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Financial
Gaming and Leisure Properties, Inc.	21,128	7.98%	$175,459
Ryman Hospitality Properties, Inc.	14,094	9.18%	174,239
Rexford Industrial Realty, Inc.	24,200	10.48%	88,080
CareTrust REIT, Inc.	46,698	6.64%	79,475
Sun Communities, Inc.	5,608	5.73%	40,702
Four Corners Property Trust, Inc.	29,953	5.84%	40,544
Agree Realty Corp.	12,909	6.43%	29,021
Brixmor Property Group, Inc.	32,522	5.08%	24,087
Ventas, Inc.	16,837	5.30%	13,094
InvenTrust Properties Corp.	26,838	4.56%	5,189
Kite Realty Group Trust	22,528	3.42%	3,752
NETSTREIT Corp.	24,153	3.20%	1,155
VICI Properties, Inc.	1	0.00%	9
American Tower Corp. — Class A	1,563	2.32%	(40,097)
SBA Communications Corp.	1,237	2.34%	(44,640)
AvalonBay Communities, Inc.	5,044	6.15%	(53,312)
Equity Residential	13,343	5.81%	(83,698)
Boston Properties, Inc.	4,924	1.93%	(108,047)
Alexandria Real Estate Equities, Inc.	6,175	5.63%	(115,830)
Piedmont Office Realty Trust, Inc. — Class A	37,318	1.98%	(134,280)
Total Financial			94,902
Total GS Equity Market Neutral Long Custom Basket			$94,902

GS EQUITY MARKET NEUTRAL SHORT CUSTOM BASKET

Financial
Douglas Emmett, Inc.	62,012	(5.70)%	$691,226
Office Properties Income Trust	50,433	(4.63)%	457,398
Essex Property Trust, Inc.	4,450	(6.94)%	242,889
Broadstone Net Lease, Inc.	24,704	(3.13)%	217,603
Mid-America Apartment Communities, Inc.	5,273	(5.94)%	175,267
Camden Property Trust	4,095	(3.20)%	163,493
JBG SMITH Properties	39,577	(4.44)%	142,106
Necessity Retail REIT, Inc.	85,038	(3.98)%	125,411
Apartment Income REIT Corp.	12,898	(3.44)%	120,781
Realty Income Corp.	24,386	(11.52)%	77,871
Apple Hospitality REIT, Inc.	52,165	(6.04)%	50,044
Host Hotels & Resorts, Inc.	8,047	(0.99)%	27,678
Federal Realty Investment Trust	7,917	(5.83)%	19,124
Phillips Edison & Company, Inc.	45,356	(11.04)%	2,647
STAG Industrial, Inc.	40,845	(10.30)%	(18,067)
Welltower, Inc.	10,792	(5.77)%	(113,524)
Total Financial			2,381,947
Exchange Traded Funds
Vanguard Real Estate ETF	11,486	(7.11)%	296,983
Total GS Equity Market Neutral Short Custom Basket			$2,678,930

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security and equity custom basket collateral at March 31, 2023.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 31, 2023 — See Note 5.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2023.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of March 31, 2023.

GS — Goldman Sachs International

MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$26,132,821	$—	$—	*	$26,132,821
Rights	59	—	—	*	59
Mutual Funds	14,992,991	—	—		14,992,991
Closed-End Funds	7,154,884	12,415	—		7,167,299
U.S. Treasury Bills	—	11,178,156	—		11,178,156
Repurchase Agreements	—	20,181,255	—		20,181,255
Securities Lending Collateral	23,581	—	—		23,581
Commodity Futures Contracts**	941,996	—	—		941,996
Equity Futures Contracts**	739,892	20,066	—		759,958
Currency Futures Contracts**	241,840	—	—		241,840
Interest Rate Futures Contracts**	47,657	16,278	—		63,935
Equity Custom Basket Swap Agreements**	—	7,338,054	—		7,338,054
Total Assets	$50,275,721	$38,746,224	$—		$89,021,945

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks Sold Short	$3,100,154	$—	$—		$3,100,154
Exchange-Traded Funds Sold Short	7,062,367	—	—		7,062,367
Commodity Futures Contracts**	553,233	—	—		553,233
Currency Futures Contracts**	323,800	—	—		323,800
Equity Futures Contracts**	210,391	383	—		210,774
Interest Rate Futures Contracts**	12,282	—	—		12,282
Total Liabilities	$11,262,227	$383	$—		$11,262,610

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Short Term Investment Vehicles”), each of which are open-end management investment companies managed by GI. The Short Term Investment Vehicles, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Short Term Investment Vehicles pay no investment management fees. The Short Term Investment Vehicles' annual report on Form N-CSR dated September 30, 2022, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126822000340/gug84768.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Transactions during the period ended March 31, 2023, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Shares 03/31/23	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$6,481,618	$–	$–	$–	$45,836	$6,527,454	269,618	$80,842
Guggenheim Strategy Fund III	1,901,492	–	–	–	15,016	1,916,508	79,031	23,510
Guggenheim Ultra Short Duration Fund — Institutional Class	6,501,817	–	–	–	47,212	6,549,029	674,462	79,486
	$14,884,927	$–	$–	$–	$108,064	$14,992,991		$183,838

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each fund separately.

This report covers the following funds (each, a “Fund” and together, the “Funds”):

Fund Name	Investment Company Type
Commodities Strategy Fund	Non-diversified
Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiaries

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines when “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Security Investors, LLC (the “Adviser”) as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, the investment is fair valued by the Adviser.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts are valued on the basis of the last sale price at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a fund will generally valued using an evaluated price provided by a third party pricing vendor.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

To the extent a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an custom basket of securities) for a fixed or variable interest rate. Custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing custom basket swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies.  The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2023, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Bonds
4.80%			1.38% - 2.88%
Due 04/03/23	$149,891,321	$149,951,278	Due 08/15/50 - 05/15/52	$252,867,100	$152,889,157
BofA Securities, Inc.			U.S. Treasury Bonds
4.78%			1.88% - 3.00%
Due 04/03/23	59,219,537	59,243,126	Due 02/15/41 - 11/15/44	72,519,500	60,404,008
Barclays Capital, Inc.			U.S. Treasury Inflation Indexed Bond
4.80%			0.13% - 1.00%
Due 04/03/23	59,219,537	59,243,225	Due 10/15/26 - 02/15/46	64,469,037	60,404,002

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. Guggenheim Investments, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At March 31, 2023, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$23,425	$23,581

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' consolidated financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

The Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in the respective Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$6,588,834	$-	$(689,641)	$(689,641)
Managed Futures Strategy Fund	33,414,114	1,645,484	(1,099,543)	545,941
Multi-Hedge Strategies Fund	70,259,436	10,581,391	(3,081,492)	7,499,899

Note 7 –Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Consolidated Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.